TAXES ON INCOME (Summary of Taxes On Income By Jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic taxes: Current taxes	$ 488	$ 2,967	$ 12,890
Domestic taxes: Deferred taxes	591	(147)	(2,149)
Domestic	1,079	2,820	10,741
Foreign taxes: Current taxes	2,767	3,898	5,397
Foreign taxes: Deferred taxes	(9)	(1,839)	(1,317)
Foreign	2,758	2,059	4,080
Actual tax expense	$ 3,837	$ 4,879	$ 14,821